Intangible Asset, Net (Tables)	12 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Asset, Net	As of June 30, 2024 and 2023, intangible assets, net consisted of the following:
	As of June 30,
	2024	2023
Copyright licenses	$1,959,379	$1,963,676
SaaS	-	137,906
	1,959,379	2,101,582
Less: accumulated amortization	(898,049)	(918,405)
Less: impairment for production copyright	(1,061,330)	(1,063,658)
	$-	$119,519